Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of transactions and balances with related parties
(i)	Directors and key management’s remuneration

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Directors’ remuneration	656	709	478	477
-short-term employee benefits	356	409	178	177
-share-based payments	300	300	300	300
Other members of key management’s remuneration	557	655	277	320
-short-term employee benefits	484	491	240	237
-share-based payments	73	164	37	83
Total	1,213	1,364	755	797

(ii)	Licensing revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Vistrex Limited	—	9	—	2
	—	9	—	2
(iii)	Other operating income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Income from recharging of services from GDEV Inc. to Castcrown Ltd	45	30	23	30
	45	30	23	30

(iv)	Interest income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Castcrown Ltd	17	26	7	11
	17	26	7	11

(v)	Selling and marketing expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Advertising services from Castcrown to GameGears Ltd	—	18	—	—
	—	18	—	—

(vi)	Trade and other receivables

	June 30, 2026	December 31, 2025
Receivable from Vistrex Ltd in GameGears Ltd	—	1
Receivable from Vistrex Ltd in Winchange Ltd	7	7
Receivable from Castcrown Ltd in GDEV Inc.	49	48
	56	56

(vii)	Loans receivable

	June 30, 2026	December 31, 2025
Loan to Castcrown Ltd - net (Note 14)	—	1,331
	—	1,331